UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period	to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Helaine M. Kaplan, (212) 250-5270

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001645384

Central Index Key Number of underwriter (if applicable): Not applicable

Helaine M. Kaplan, (212) 250-5270

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated June 17, 2015, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION (Depositor)

Date: June 19, 2015
	By:	/s/ Matt Smith
Name: Matt Smith
Title: Vice President

	By:	/s/ Natalie Grainger
Name: Natalie Grainger
Title: Vice President

Exhibit 1	Agreed-upon procedures report, dated June 17, 2015, of KPMG LLP.